As filed with the Securities and Exchange Commission on March 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

ActivePassive Large Cap Growth Fund
Schedule of Investments
January 31, 2011 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 45.75%
Accommodation & Food Services - 0.71%
Marriott International Inc.	5,250	$207,322

Arts, Entertainment & Recreation - 1.42%
The Walt Disney Co.	10,593	411,750

Finance & Insurance - 7.05%
T. Rowe Price Group, Inc.	7,837	516,615
The Charles Schwab Corp.	24,346	439,445
SunTrust Banks, Inc.	16,433	500,056
Wells Fargo & Co.	18,256	591,860
		2,047,976
Information - 3.09%
Google Inc. (a)	741	444,867
Intuit Inc. (a)	9,673	453,954
		898,821
Manufacturing - 19.07%
Apple Inc. (a)	2,208	749,219
ARM Holdings PLC - ADR (b)	17,775	445,086
BorgWarner, Inc. (a)	8,606	580,044
Cameron International Corp. (a)	2,645	140,978
Caterpillar Inc.	1,725	167,342
Deere & Co.	4,030	366,327
Emerson Electric Co.	8,318	489,764
Illumina, Inc. (a)	5,028	348,641
Intuitive Surgical, Inc. (a)	1,478	477,261
Johnson Controls, Inc.	13,387	513,927
LVMH Moet Hennessy Lou Vuitton SA - ADR (b)	4,050	126,117
PACCAR Inc.	2,706	152,862
Precision Castparts Corp.	2,825	403,947
QUALCOMM Inc.	6,652	360,073
Teva Pharmaceutical Industries Ltd. - ADR (b)	4,038	220,677
		5,542,265
Mining - 4.18%
Core Laboratories N.V. (b)	3,810	347,701
Vale SA - ADR (b)	13,897	484,033
Weatherford International Ltd. (a)(b)	16,220	384,738
		1,216,472
Professional, Scientific & Technical Services - 3.66%
priceline.com, Inc. (a)	1,719	736,626
Salesforce.com, Inc. (a)	2,541	328,145
		1,064,771
Retail Trade - 2.14%
Amazon.com, Inc. (a)	3,664	621,561

Transportation & Warehousing - 4.43%
C.H. Robinson Worldwide, Inc.	3,215	247,844
Expeditors International of Washington, Inc.	10,582	536,190
Union Pacific Corp.	5,335	504,851
		1,288,885
TOTAL COMMON STOCKS (Cost $9,880,679)		$13,299,823

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS - 50.88%
Vanguard Growth ETF	236,379	$14,790,234
TOTAL EXCHANGE-TRADED FUNDS (Cost $11,953,957)		14,790,234

SHORT-TERM INVESTMENTS - 2.49%
Investment Companies - 2.49%
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (c)	724,487	724,487
TOTAL SHORT-TERM INVESTMENTS (Cost $724,487)		724,487
Total Investments (Cost $22,559,123) - 99.12%		28,814,544
Other Assets in Excess of Liabilities - 0.88%		254,870
TOTAL NET ASSETS - 100.00%		$29,069,414

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$22,686,302
	Gross unrealized appreciation	6,283,189
	Gross unrealized depreciation	(154,947)
	Net unrealized depreciation	$6,128,242

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities
Accommodation & Food Services	$207,322	$—	$—	$207,322
Arts, Entertainment & Recreation	411,750	—	—	411,750
Finance & Insurance	2,047,976	—	—	2,047,976
Information	898,821	—	—	898,821
Manufacturing	5,542,265	—	—	5,542,265
Mining	1,216,472	—	—	1,216,472
Professional, Scientific & Technical Services	1,064,771	—	—	1,064,771
Retail Trade	621,561	—	—	621,561
Transportation & Warehousing	1,288,885	—	—	1,288,885
Total Equity Securities	13,299,823	—	—	13,299,823
Exchange-Traded Funds	14,790,234	—	—	14,790,234
Short-Term Securities	724,487	—	—	724,487
Total Investments in Securities	$28,814,544	—	—	$28,814,544

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.

ActivePassive Large Cap Value Fund
Schedule of Investments
January 31, 2011 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 40.98%
Finance & Insurance - 6.16%
The Allstate Corp.	5,379	$167,502
Bank of America Corp.	21,466	294,728
Bank of New York Mellon Corp.	8,652	270,202
Humana Inc. (a)	4,620	267,821
JPMorgan Chase & Co.	7,457	335,118
Legg Mason, Inc.	4,569	151,371
		1,486,742
Health Care & Social Assistance - 1.27%
Laboratory Corp. of America Holdings (a)	1,999	179,730
Quest Diagnostics, Inc.	2,223	126,600
		306,330
Information - 3.32%
AT&T, Inc.	12,033	331,148
Microsoft Corp.	10,169	281,935
Time Warner Cable, Inc.	2,754	186,804
		799,887
Manufacturing - 16.72%
Altria Group, Inc.	7,972	187,422
Baxter International, Inc.	4,630	224,509
Chevron Corp.	4,078	387,125
ConocoPhillips	5,169	369,377
Dell Inc. (a)	9,665	127,191
Dover Corp.	4,849	310,821
Emerson Electric Co.	3,801	223,803
Fortune Brands, Inc.	2,925	180,414
General Electric Co.	20,761	418,127
Honeywell International, Inc.	4,082	228,633
Ingersoll-Rand Co., Ltd. (b)	3,035	143,252
Intel Corp.	14,499	311,148
Philip Morris International Inc.	2,338	133,827
The Procter & Gamble Co.	4,848	306,054
United Technologies Corp.	3,160	256,908
Watson Pharmaceuticals, Inc. (a)	4,108	223,968
		4,032,579
Mining - 5.92%
Apache Corp.	3,698	441,393
Freeport-McMoRan Copper & Gold, Inc.	2,626	285,577
Marathon Oil Corp.	9,304	425,193
Transocean Ltd. (a)(b)	3,434	274,480
		1,426,643
Professional, Scientific & Technical Services - 0.60%
Covance Inc. (a)	2,547	143,600

Retail Trade - 3.85%
AutoZone, Inc. (a)	855	216,768
Best Buy Co., Inc.	3,947	134,198
eBay Inc. (a)	5,658	171,777
Staples, Inc.	4,483	100,016
Wal-Mart Stores, Inc.	5,439	304,965
		927,724

		Fair
	Shares	Value
Utilities - 1.98%
NextEra Energy, Inc.	4,189	$223,944
Public Service Enterprise Group, Inc.	7,864	255,029
		478,973
Wholesale Trade - 1.16%
AmerisourceBergen Corp.	7,797	279,600
TOTAL COMMON STOCKS (Cost $7,882,600)		9,882,078

CLOSED-END FUNDS - 0.29%
John Hancock Bank and Thrift Opportunity Fund	3,984	69,879
TOTAL CLOSED-END FUNDS (Cost $58,625)		69,879

EXCHANGE-TRADED FUNDS - 57.59%
Vanguard Value ETF	253,237	13,890,050
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,185,139)		13,890,050

SHORT-TERM INVESTMENTS - 0.34%
Investment Companies - 0.34%
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (c)	81,942	81,942
TOTAL SHORT-TERM INVESTMENTS (Cost $81,942)		81,942
Total Investments (Cost $20,208,306) - 99.20%		23,923,949
Other Assets in Excess of Liabilities - 0.80%		192,939
TOTAL NET ASSETS - 100.00%		$24,116,888

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$20,439,113
	Gross unrealized appreciation	4,002,730
	Gross unrealized depreciation	(517,894)
	Net unrealized depreciation	$3,484,836

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities
Finance & Insurance	$1,486,742	$—	$—	$1,486,742
Health Care & Social Assistance	306,330	—	—	306,330
Information	799,887	—	—	799,887
Manufacturing	4,032,579	—	—	4,032,579
Mining	1,426,643	—	—	1,426,643
Professional, Scientific & Technical Services	143,600	—	—	143,600
Retail Trade	927,724	—	—	927,724
Utilities	478,973	—	—	478,973
Wholesale Trade	279,600	—	—	279,600
Total Equity Securities	9,882,078	—	—	9,882,078
Closed-End Funds	69,879	—	—	69,879
Exchange-Traded Funds	13,890,050	—	—	13,890,050
Short-Term Securities	81,942	—	—	81,942
Total Investments in Securities	$23,923,949	—	—	$23,923,949

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.

ActivePassive Small/Mid Cap Fund
Schedule of Investments
January 31, 2011 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 52.34%
Accommodation & Food Services - 1.35%
BJ's Restaurants Inc. (a)	5,044	$178,205
Buffalo Wild Wings Inc. (a)	1,720	75,284
Orient-Express Hotels Ltd. (a)(b)	6,454	78,481
		331,970
Administrative Support, Waste Management & Remediation Services - 1.78%
The Geo Group Inc. (a)	9,779	232,447
Waste Connections, Inc.	7,020	203,369
		435,816
Arts, Entertainment & Recreation - 1.38%
Bally Technologies Inc. (a)	4,842	198,183
Pinnacle Entertainment, Inc. (a)	9,198	138,706
		336,889
Finance & Insurance - 2.99%
Cash America International, Inc.	5,757	231,604
Catalyst Health Solutions, Inc. (a)	2,160	93,744
Centene Corp. (a)	4,639	128,593
Duff & Phelps Corp.	5,075	86,072
MGIC Investment Corp. (a)	8,249	69,209
optionsXpress Holdings Inc.	4,208	62,531
UMB Financial Corp.	1,465	59,552
		731,305
Information - 6.93%
ANSYS, Inc. (a)	3,896	204,345
Compuware Corp. (a)	15,160	162,515
Fortinet Inc. (a)	4,095	157,453
Informatica Corp. (a)	5,369	249,122
Progress Software Corp. (a)	4,758	136,269
Rovi Corp. (a)	5,100	314,976
SuccessFactors, Inc. (a)	4,803	139,863
TIBCO Software Inc. (a)	12,365	271,783
Vital Images, Inc. (a)	4,547	60,430
		1,696,756

		Fair
	Shares	Value
Manufacturing - 23.53%
American Medical Systems Holdings, Inc. (a)	9,345	$182,414
ArthroCare Corp. (a)	3,098	86,713
ArvinMeritor, Inc. (a)	9,993	218,447
BioMarin Pharmaceutical Inc. (a)	4,641	117,974
Bruker Corp. (a)	9,219	161,333
Coherent, Inc. (a)	4,367	233,853
Delcath Systems Inc. (a)	5,544	52,446
DTS, Inc. (a)	5,734	256,998
EMS Technologies, Inc. (a)	7,545	138,300
Gentex Corp.	4,961	159,099
GrafTech International Ltd. (a)	12,846	269,766
Huntsman Corp.	14,723	256,327
Intrepid Potash, Inc. (a)	3,536	127,791
Lufkin Industries, Inc.	6,178	412,196
Netlogic Microsystems Inc. (a)	4,909	171,128
Northwest Pipe Co. (a)	4,283	93,669
OYO Geospace Corp. (a)	2,408	230,759
Regal-Beloit Corp.	2,755	183,869
Regeneron Pharmaceuticals, Inc. (a)	3,405	114,680
RTI International Metals, Inc. (a)	4,600	132,894
Salix Pharmaceuticals, Ltd. (a)	2,334	95,624
Seattle Genetics, Inc. (a)	5,705	93,505
Shuffle Master, Inc. (a)	19,929	205,966
Sirona Dental Systems, Inc. (a)	4,335	189,916
Steven Madden, Ltd. (a)	2,399	91,570
Teradyne, Inc. (a)	8,704	145,183
Texas Industries, Inc.	3,651	145,054
Thoratec Corp. (a)	6,865	161,945
Titanium Metals Corp. (a)	6,148	115,890
Triumph Group, Inc.	1,707	163,923
Universal Electronics Inc. (a)	7,017	184,758
Varian Semiconductor Equipment Associates, Inc. (a)	3,425	152,241
Veeco Instruments Inc. (a)	3,447	149,117
VeriFone Holdings, Inc. (a)	160	6,390
WABCO Holdings Inc. (a)	4,462	260,581
		5,762,319
Mining - 1.54%
Cloud Peak Energy, Inc. (a)	6,770	154,153
Oasis Petroleum Inc. (a)	6,960	222,511
		376,664
Professional, Scientific & Technical Services - 5.98%
Allscripts Healthcare Solutions, Inc. (a)	8,205	173,208
FTI Consulting, Inc. (a)	3,459	126,150
ICON PLC - ADR (a)(b)	5,515	122,819
MedAssets Inc. (a)	6,125	120,234
Monster Worldwide, Inc. (a)	4,045	67,349
NICE Systems Ltd. - ADR (a)(b)	3,963	129,669
Quality Systems, Inc.	2,789	222,674
Radiant Systems, Inc. (a)	8,213	149,887
Riverbed Technology, Inc. (a)	8,074	289,614
Sapient Corp.	5,224	62,427
		1,464,031
Retail Trade - 4.12%
Chico's FAS, Inc.	11,128	121,518
The Fresh Market, Inc. (a)	3,510	129,063
Genesco Inc. (a)	9,398	348,948
Sotheby's	3,643	146,813
Vitamin Shoppe, Inc. (a)	8,282	262,788
		1,009,130

		Fair
	Shares	Value
Transportation & Warehousing - 1.48%
Atlas Air Worldwide Holdings, Inc. (a)	2,332	$118,489
JetBlue Airways Corp. (a)	18,877	113,262
Landstar System, Inc.	3,169	131,292
		363,043
Wholesale Trade - 1.26%
American Axle & Manufacturing Holdings, Inc. (a)	14,967	214,028
Herbalife Ltd. (b)	1,437	93,879
		307,907
TOTAL COMMON STOCKS (Cost $9,723,092)		12,815,830

EXCHANGE-TRADED FUNDS - 45.42%
iShares Russell 2000 Growth Index Fund	51,657	4,486,410
iShares Russell 2000 Value Index Fund	54,380	3,860,980
iShares Russell Midcap Growth Index Fund	28,926	1,669,030
iShares Russell Midcap Value Index Fund	23,982	1,103,652
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,825,090)		11,120,072

TRUSTS - 0.66%
DuPont Fabros Technology Inc.	2,482	56,887
Redwood Trust, Inc.	6,948	104,012
TOTAL TRUSTS (Cost $161,451)		160,899

SHORT-TERM INVESTMENTS - 1.14%
Investment Companies - 1.14%
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (c)	279,386	279,386
TOTAL SHORT-TERM INVESTMENTS (Cost $279,386)		279,386
Total Investments (Cost $17,989,019) - 99.56%		24,376,187
Other Assets in Excess of Liabilities - 0.44%		108,977
TOTAL NET ASSETS - 100.00%		$24,485,164

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$18,012,116
	Gross unrealized appreciation	6,594,204
	Gross unrealized depreciation	(230,133)
	Net unrealized depreciation	$6,364,071

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities
Accommodation & Food Services	$331,970	$—	$—	$331,970
Administrative Support, Waste Management &
Remediation Services	435,816	—	—	435,816
Arts, Entertainment & Recreation	336,889	—	—	336,889
Finance & Insurance	731,305	—	—	731,305
Information	1,696,756	—	—	1,696,756
Manufacturing	5,762,319	—	—	5,762,319
Mining	376,664	—	—	376,664
Professional, Scientific & Technical Services	1,464,031	—	—	1,464,031
Retail Trade	1,009,130	—	—	1,009,130
Transportation & Warehousing	363,043	—	—	363,043
Wholesale Trade	307,907	—	—	307,907
Total Equity Securities	12,815,830	—	—	12,815,830
Exchange-Traded Funds	11,120,072	—	—	11,120,072
Trusts	160,899	—	—	160,899
Short-Term Securities	279,386	—	—	279,386
Total Investments in Securities	$24,376,187	—	—	$24,376,187

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.

ActivePassive International Equity Fund
Schedule of Investments
January 31, 2011 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 41.55%
Australia - 3.00%
BHP Billiton Ltd. (b)	4,720	$208,140
Cochlear Ltd. (b)	1,328	102,036
CSL Ltd. (b)	2,931	108,686
QBE Insurance Group Ltd. (b)	4,459	77,763
Woolworths Ltd. (b)	2,682	71,363
WorleyParsons Ltd. (b)	5,474	150,834
		718,822
Belgium - 0.71%
Anheuser-Busch InBev NV (b)	3,080	170,429

Bermuda - 0.52%
Li & Fung Ltd. (b)	12,000	77,803
VimpelCom Ltd. - ADR (b)	3,379	46,765
		124,568
Brazil - 0.40%
Petroleo Brasileiro SA - ADR (b)	2,872	95,494

Canada - 2.42%
Canadian Natural Resources Ltd. (b)	2,298	102,467
Canadian National Railway Co. (b)	763	51,730
Cenovus Energy Inc. (b)	2,901	100,239
EnCana Corp. (b)	2,173	70,028
Fairfax Financial Holding Ltd. (b)	208	79,349
Suncor Energy, Inc. (b)	2,678	110,880
Talisman Energy Inc. (b)	2,921	66,917
		581,610
China - 0.64%
Industrial & Commercial Bank of China Ltd. (b)	208,000	154,733

Denmark - 0.81%
Novo Nordisk A/S (b)	1,718	193,589

France - 1.88%
Axa (b)	3,452	73,069
Danone SA (b)	1,609	96,908
Eutelsat Communications (b)	1,782	65,009
Cie Generale des Etablissements Michelin (b)	703	51,210
Publicis Groupe (b)	1,157	59,547
Total SA (b)	1,797	105,094
		450,837
Germany - 2.95%
Adidas AG (b)	2,114	131,666
Bayer AG (b)	1,466	108,106
Bayerische Motoren Werke AG (b)	2,060	158,171
Fresenius Medical Care AG & Co. (b)	1,647	96,367
Puma AG Rudolf Dassler Sport (b)	315	98,505
SAP AG (b)	1,984	114,686
		707,501
Hong Kong - 0.53%
Hutchison Whampoa Ltd. (b)	11,000	128,247

		Fair
	Shares	Value
India - 0.63%
Infosys Technologies Ltd. - ADR (b)	2,237	$151,467

Israel - 0.97%
Teva Pharmaceutical Industries Ltd. - ADR (b)	4,259	232,754

Japan - 4.34%
CANON, Inc. (b)	2,000	98,075
DENSO Corp. (b)	2,600	95,663
FANUC Ltd. (b)	1,300	205,263
Keyence Corp. (b)	430	114,101
Komatsu Ltd. (b)	3,200	95,283
NIDEC Corp. (b)	2,300	216,606
Toyota Motor Corp. (b)	2,400	99,415
YAMADA DENKI Co., Ltd. (b)	1,730	117,399
		1,041,805
Jersey - 1.77%
Informa PLC (b)	15,005	103,570
Shire PLC (b)	8,325	219,633
WPP PLC (b)	8,263	102,249
		425,452
Mexico - 1.58%
America Movil SAB de C.V. - ADR (b)	3,624	206,532
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	1,248	66,231
Grupo Televisa SA - ADR (b)	4,392	105,672
		378,435
Netherlands - 1.76%
Koninklijke Ahold NV (b)	8,139	110,209
Koninklijke KPN NV (b)	6,871	108,327
TNT NV (b)	3,938	106,567
Unilever NV (b)	3,274	96,847
		421,950
Philippines - 0.47%
Philippine Long Distance Telephone Co. (b)	2,020	112,197

Russia - 0.51%
Gazprom - ADR (a)(b)	4,589	122,802
Gazprom - ADR (a)(b)	36	953
		123,755
Singapore - 1.34%
Keppel Corp. Ltd. (b)	20,000	182,913
United Overseas Bank Ltd. (b)	9,000	139,295
		322,208
South Korea - 0.94%
Hyundai Mobis (b)	635	146,390
NHN Corp. (a)(b)	446	79,551
		225,941
Sweden - 0.87%
Kinnevik Investment AB (b)	2,588	57,621
Telefonaktiebolaget LM Ericsson (b)	7,344	90,524
Volvo AB (a)(b)	3,433	59,455
		207,600
Switzerland - 3.27%
Julius Baer Group Ltd. (b)	2,188	99,016
Nestle SA (b)	3,330	180,081
Novartis AG (b)	2,699	150,246
Roche Holding AG (b)	1,510	229,699
Syngenta AG (b)	389	125,312
		784,354

		Fair
	Shares	Value
Taiwan - 1.10%
Hon Hai Precision Industry Co., Ltd. (b)	23,520	$101,255
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	12,363	161,584
		262,839
Turkey - 0.32%
Akbank TAS (b)	16,457	77,132

United Kingdom - 7.82%
BG Group PLC (b)	6,910	155,073
British American Tobacco PLC (b)	3,577	132,072
Centrica PLC (b)	28,391	145,484
Compass Group PLC (b)	21,820	194,160
Imperial Tobacco Group PLC (b)	6,463	184,693
International Power PLC (b)	26,588	180,070
Kingfisher PLC (b)	24,858	100,343
Next PLC (b)	3,129	99,091
Reckitt Benckiser Group PLC (b)	1,858	101,043
Reed Elsevier PLC (b)	12,685	112,265
Royal Dutch Shell PLC (b)	3,369	117,161
Smith & Nephew PLC (b)	4,521	50,259
Tesco PLC (b)	22,138	142,804
Vodafone Group PLC (b)	57,477	161,443
		1,875,961
TOTAL COMMON STOCKS (Cost $7,938,847)		9,969,680

CLOSED-END FUNDS - 0.23%
India Fund, Inc.	1,801	53,760
TOTAL CLOSED-END FUNDS (Cost $34,295)		53,760

OPEN-END FUNDS - 53.72%
Fidelity Spartan International Index Fund	357,923	12,888,800
TOTAL OPEN-END FUNDS (Cost $9,730,219)		12,888,800

PREFERRED STOCKS - 0.72%
Brazil - 0.72%
Banco Bradesco SA - ADR (b)	9,105	172,267
TOTAL PREFERRED STOCKS (Cost $149,533)		172,267

SHORT-TERM INVESTMENTS - 1.88%
Investment Companies - 1.88%
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (c)	451,700	451,700
TOTAL SHORT-TERM INVESTMENTS (Cost $451,700)		451,700
Total Investments (Cost $18,304,594) - 98.10%		23,536,207
Other Assets in Excess of Liabilities - 1.90%		456,117
TOTAL NET ASSETS - 100.00%		$23,992,324

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$18,497,040
	Gross unrealized appreciation	5,420,251
	Gross unrealized depreciation	(381,084)
	Net unrealized depreciation	$5,039,167

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Equity Securities
Australia	$718,822	$—	$—	$718,822
Belgium	170,429	—	—	170,429
Bermuda	124,568	—	—	124,568
Brazil	95,494	—	—	95,494
Canada	581,610	—	—	581,610
China	154,733	—	—	154,733
Denmark	193,589	—	—	193,589
France	450,837	—	—	450,837
Germany	707,501	—	—	707,501
Hong Kong	128,247	—	—	128,247
India	151,467	—	—	151,467
Israel	232,754	—	—	232,754
Japan	1,041,805	—	—	1,041,805
Jersey	425,452	—	—	425,452
Mexico	378,435	—	—	378,435
Netherlands	421,950	—	—	421,950
Philippines	112,197	—	—	112,197
Russia	123,755	—	—	123,755
Singapore	322,208	—	—	322,208
South Korea	225,941	—	—	225,941
Sweden	207,600	—	—	207,600
Switzerland	784,354	—	—	784,354
Taiwan	262,839	—	—	262,839
Turkey	77,132	—	—	77,132
United Kingdom	1,875,961	—	—	1,875,961
Total Equity Securities	9,969,680	—	—	9,969,680
Closed-End Funds	53,760	—	—	53,760
Open-End Funds	12,888,800	—	—	12,888,800
Preferred Securities	172,267	—	—	172,267
Short-Term Securities	451,700	—	—	451,700
Total Investments in Securities	$23,536,207	—	—	$23,536,207

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.

ActivePassive Global Bond Fund
Schedule of Investments
January 31, 2011 (Unaudited)
		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS - 46.36%
SPDR Barclays Capital International Treasury Bond ETF	54,496	$3,211,994
Vanguard Total Bond Market ETF	39,353	3,161,620
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,156,236)		6,373,614

OPEN-END FUNDS - 52.17%
Loomis Sayles Global Bond Fund	321,700	5,346,662
Oppenheimer International Bond Fund	282,644	1,825,880
TOTAL OPEN-END FUNDS (Cost $6,866,234)		7,172,542

SHORT-TERM INVESTMENTS - 0.62%
Investment Companies - 0.62%
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (a)	85,022	85,022
TOTAL SHORT-TERM INVESTMENTS (Cost $85,022)		85,022
Total Investments (Cost $13,107,492) - 99.15%		13,631,178
Other Assets in Excess of Liabilities - 0.85%		116,246
TOTAL NET ASSETS - 100.00%		$13,747,424

Footnotes

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day yield as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$13,144,907
	Gross unrealized appreciation	563,882
	Gross unrealized depreciation	(77,611)
	Net unrealized depreciation	$486,271

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$6,373,614	$—	$—	$6,373,614
Open-End Funds	7,172,542	—	—	7,172,542
Short-Term Securities	85,022	—	—	85,022
Total Investments in Securities	$13,631,178	$—	$—	$13,631,178

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.

ActivePassive Intermediate Taxable Bond Fund
Schedule of Investments
January 31, 2011 (Unaudited)
	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES - 2.95%
Bank of America Credit Card Trust, 0.326%, 04/15/2016 (b)	$100,000	$99,424
Bank of America Auto Trust, 0.91%, 10/15/2012 (b)	55,000	55,091
Capital Auto Receivables Asset Trust., 4.68%, 10/15/2012	42,243	42,892
Chase Issuance Trust, 0.336%, 07/15/2014 (b)	85,000	84,864
Chrysler Financial Auto Securitization, 2.82%, 01/15/2016	58,286	59,182
Daimler Chrysler Auto Trust, 4.71%, 09/10/2012	22,586	22,773
Household Automotive Trust, 5.33%, 11/17/2013	32,891	33,193
Hyundai Auto Receivables Trust, 2.03%, 08/15/2013	40,000	40,422
MBNA Master Credit Card Trust, 0.426%, 08/15/2014	40,000	39,969
Nissan Auto Lease Trust,
2.07%, 01/15/2015	50,000	50,284
2.92%, 12/15/2011	44,830	45,024
Nissan Auto Receivables Owner Trust, 0.87%, 07/15/2014 (b)	65,000	64,957
USAA Auto Owner Trust, 1.54%, 02/18/2014 (b)	63,214	63,645
World Omni Auto Receivables Trust, 2.21%, 05/15/2015	60,000	61,285
TOTAL ASSET BACKED SECURITIES (Cost $760,032)		763,005

CORPORATE BONDS - 12.42%
Accommodation & Food Services - 0.17%
Starbucks Corp., 6.25%, 08/15/2017	40,000	45,155

Finance & Insurance - 5.14%
AMB Property LP, 7.50%, 06/30/2018	35,000	39,967
American International Group, Inc., 5.85%, 01/16/2018	20,000	20,928
Bank of America Corp.,
5.750%, 08/15/2016	30,000	31,895
7.375%, 05/15/2014	55,000	62,624
7.625%, 06/01/2019	70,000	80,846
BB&T Corp.,
3.10%, 07/28/2011	40,000	40,431
3.95%, 04/29/2016	70,000	72,878
Caterpillar Financial Services Corp., 4.85%, 12/07/2012	20,000	21,437
The Charles Schwab Corp., 4.95%, 06/01/2014	55,000	59,917
General Electric Capital Corp.,
5.40%, 02/15/2017	50,000	54,214
5.45%, 01/15/2013	70,000	75,471
5.625%, 09/15/2017	15,000	16,477
Goldman Sachs Group, Inc.,
5.375%, 03/15/2020	40,000	41,245
5.75%, 10/01/2016	45,000	49,505
HCP, Inc. 5.375%, 02/01/2021	50,000	50,460
HSBC Finance Corp., 5.00%, 06/30/2015	70,000	74,733
JP Morgan Chase & Co.,
3.70%, 01/20/2015	70,000	72,788
4.75%, 03/01/2015	25,000	26,970
MetLife, Inc.,
6.75%, 06/01/2016	25,000	29,139
6.817%, 08/15/2018	40,000	46,735
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/2012	20,000	21,394
PNC Financial Services Group, Inc., 6.00%, 12/07/2017	35,000	39,004
Prudential Financial, Inc., 5.15%, 01/15/2013	55,000	58,595
UnitedHealth Group, Inc., 4.875%, 04/01/2013	45,000	48,272
Vornado Realty LP, 4.25%, 04/01/2015	45,000	46,073
Wachovia Corp., 5.75%, 06/15/2017	45,000	50,352
Wells Fargo & Co., 5.625%, 12/11/2017	85,000	94,553
		1,326,903

	Principal	Fair
	Amount	Value
Information - 1.76%
AT&T, Inc.,
5.50%, 02/01/2018	$65,000	$71,710
5.625%, 06/15/2016	65,000	73,191
Comcast Corp., 5.70%, 07/01/2019	60,000	65,542
Verizon Communications, Inc., 5.50%, 02/15/2018	85,000	93,596
Vodafone Group Plc,
5.00%, 12/16/2013 (a)	50,000	54,461
5.625%, 02/27/2017 (a)	85,000	95,237
		453,737
Manufacturing - 1.70%
ArcelorMittal, 9.85%, 06/01/2019 (a)	40,000	51,418
Coca Cola Enterprises, Inc.
5.00%, 08/15/2013	25,000	27,395
7.375%, 03/03/2014	25,000	29,263
Conagra Foods, Inc., 5.875%, 04/15/2014	40,000	44,343
ConocoPhillips, 5.625%, 10/15/2016 (a)	70,000	79,861
General Mills Inc., 6.00%, 02/15/2012	55,000	57,771
H.J. Heinz Co., 5.35%, 07/15/2013	45,000	49,307
Kraft Foods Inc., 5.625%, 11/01/2011	10,000	10,355
Valero Energy Corp., 9.375%, 03/15/2019	35,000	44,566
Wyeth, 5.50%, 02/01/2014	40,000	44,498
		438,777
Mining - 1.48%
Barrick Gold Finance Co.,
4.875%, 11/15/2014 (a)	30,000	33,073
6.125%, 09/15/2013 (a)	50,000	55,978
BHP Billiton Ltd., 6.50%, 04/01/2019 (a)	40,000	47,443
Enterprise Products Operations LLC, 6.50%, 01/31/2019	40,000	45,623
Marathon Oil Corp., 6.50%, 02/15/2014	50,000	57,490
Occidental Petroleum Corp., 7.00%, 11/01/2013	40,000	46,296
Rio Tinto Financial USA Ltd, 8.95%, 05/01/2014 (a)	35,000	42,553
Shell International, 4.00%, 03/21/2014 (a)	50,000	53,716
		382,172

Professional, Scientific, & Technical Services - 0.24%
Electronic Data Systems Corp., 6.00%, 08/01/2013	55,000	61,260

Retail Trade - 0.57%
CVS Caremark Corp., 6.125%, 08/15/2016	35,000	40,020
Kroger Co.,
5.00%, 04/15/2013	15,000	16,144
7.50%, 01/15/2014	30,000	34,576
Safeway, Inc., 6.35%, 08/15/2017	50,000	56,137
		146,877
Transportation & Warehousing - 0.56%
Boardwalk Pipelines LLC, 5.50%, 02/01/2017	50,000	53,313
Norfolk Southern Corp., 5.75%, 01/15/2016	40,000	44,997
Vale Overseas Ltd, 5.625%, 09/15/2019 (a)	45,000	47,850
		146,160
Utilities - 0.80%
Alabama Power Co., 4.85%, 12/15/2012	40,000	42,844
Columbus Southern Power Co., 5.50%, 03/01/2013	25,000	27,121
Dominion Resources Inc., 5.00%, 03/15/2013	45,000	48,322
Peco Energy Co., 4.75%, 10/01/2012	45,000	47,815
Sempra Energy, 6.50%, 06/01/2016	35,000	40,559
		206,661
TOTAL CORPORATE BONDS (Cost $3,084,738)		3,207,702

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS - 59.54%
Vanguard Total Bond Market ETF	191,469	$15,382,619
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,140,786)		15,382,619

	Principal
	Amount
FOREIGN GOVERNMENT AGENCY ISSUES - 0.17%
European Investment Bank, 4.25%, 07/15/2013 (a)	$40,000	43,002
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $41,755)		43,002

U.S. GOVERNMENT AGENCY ISSUES - 6.75%
FAMCA, 6.71%, 07/28/2014	20,000	23,629
FHLB, 5.00%, 11/17/2017	215,000	242,976
FHLMC, 1.125%, 07/27/2012	200,000	201,969
FHLMC, Pool 1G0731, 5.42%, 02/01/2036 (b)	13,568	14,143
FNCL, Pool 26869, 5.00%, 02/15/2040	35,000	36,712
FNMA, 1.50%, 06/26/2013	700,000	711,038
FNMA, 2.375%, 07/28/2015	335,000	339,978
FNMA, Pool 888763, 5.131%, 10/01/2037 (b)	35,273	37,329
FNMA, Pool 913253, 5.834%, 03/01/2037 (b)	60,919	64,578
FNMA, Pool 899717, 6.00%, 09/01/2037	52,421	57,021
GNMA, Pool 781468, 6.50%, 07/15/2032	6,741	7,635
GNMA, Pool 781159, 7.50%, 04/15/2030	4,983	5,799
GNMA, Pool 543435, 7.50%, 11/15/2030	413	481
GNMA, Pool 781187, 8.00%, 06/15/2030	1,586	1,891
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,715,193)		1,745,179

U.S. TREASURY OBLIGATIONS - 14.35%
U.S. Treasury Inflation Index - 1.31%
1.25%, 07/15/2020	331,086	340,139

U.S. Treasury Note - 13.04%
0.625%, 07/31/2012	225,000	225,740
1.00%, 07/15/2013	845,000	850,346
1.75%, 11/15/2011	75,000	75,894
1.875%, 06/30/2015	525,000	529,635
2.50%, 06/30/2017	600,000	598,969
2.75%, 02/28/2013	255,000	266,475
2.75%, 02/15/2019	740,000	729,710
3.50%, 05/15/2020	90,000	91,807
		3,368,576
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,684,619)		3,708,715

	Shares
SHORT-TERM INVESTMENTS - 2.63%
Investment Companies - 2.63%
Fidelity Institutional Money Market Portfolio - Select Class, 0.16% (c)	679,027	$679,027
TOTAL SHORT-TERM INVESTMENTS (Cost $679,027)		679,027
Total Investments (Cost $25,106,150) - 98.81%		25,529,249
Other Assets in Excess of Liabilities - 1.19%		306,622
TOTAL NET ASSETS - 100.00%		$25,835,871

Footnotes

Percentages are stated as a percent of net assets.
FAMCA	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNCL	Fannie Mae
FNMA	Federal National Mortgage Assoc.
GNMA	Government National Mortgage Assoc.
(a)	Foreign Issued Security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of January 31, 2011.
(c)	Rate shown is the 7-day yield as of January 31, 2011.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$25,114,883
	Gross unrealized appreciation	516,518
	Gross unrealized depreciation	(102,152)
	Net unrealized depreciation	$414,366

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$763,005	$—	$763,005
Corporate Bond Securities	—	3,207,702	—	3,207,702
Exchange-Traded Funds	15,382,619	—	—	15,382,619
Foreign Government Agency Issues	—	43,002	—	43,002
U.S. Government Agency Issues	—	1,745,179	—	1,745,179
U.S. Treasury Obligations	—	3,708,715	—	3,708,715
Short-Term Securities	679,027	—	—	679,027
Total Investments in Securities	16,061,646	9,467,603	—	25,529,249

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.

ActivePassive Intermediate Municipal Bond Fund
Schedule of Investments
January 31, 2011 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 58.78%
Arizona - 1.07%
City of Phoenix Civic Improvement Corporation, 5.50%, 07/01/2018	$125,000	$144,545

California - 10.65%
California Health Facilities Financing Authority, 5.50%, 07/01/2025	200,000	197,446
San Francisco Bay Area Toll Authority, 5.00%, 04/01/2021	250,000	263,207
State of California Department of Water Resources,
5.00%, 05/01/2018	100,000	111,689
5.00%, 05/01/2021	150,000	161,608
State of California Economic Recovery, 5.00%, 07/01/2020	150,000	161,062
State of California Various Purpose,
5.00%, 03/01/2026	300,000	286,134
5.25%, 04/01/2022	100,000	102,934
The Regents of the University of California Limited Project, 5.00%, 05/15/2021	150,000	159,690
		1,443,770
Colorado - 0.76%
Colorado Regional Transportation Disctrict, 5.00%, 12/01/2021	100,000	103,321

Connecticut - 2.16%
State of Connecticut Health & Education Facilities Authority, 5.50%, 11/01/2016	250,000	293,102

Florida - 2.12%
Florida State Turnpike Authority, 5.00%, 07/01/2020	150,000	155,969
State of Florida Board of Education, 5.00%, 06/01/2022	125,000	131,223
		287,192
Georgia - 1.04%
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2017	125,000	141,661

Illinois - 2.51%
State of Illinois, Build Illinois, 5.00%, 06/15/2022	200,000	201,620
University of Illinois, 5.50%, 04/01/2019	125,000	138,398
		340,018
Massachusetts - 4.19%
Massachusetts Bay Transportation Authority, 5.00%, 07/01/2024	400,000	433,828
Massachusetts Water Pollution Abatement Trust, 5.00%, 08/01/2018	125,000	134,036
		567,864
Michigan - 2.70%
Michigan State Hospital Finance Authority, 5.00%, 11/15/2021	200,000	206,004
Michigan State Trunk Line Fund, 5.00%, 09/01/2019	150,000	160,683
		366,687
New Jersey - 3.98%
New Jersey Economic Development Authority, 5.00%, 03/01/2017	150,000	162,903
New Jersey Environmental Infrastructure, 5.00%, 09/01/2023	350,000	376,509
		539,412
New York - 6.11%
City of New York General Obligation, 5.00%, 08/01/2022	400,000	423,836
New York City Transitional Finance Authority, 5.00%, 08/01/2020	125,000	136,320
New York State Thruway Authority,
5.00%, 04/01/2017	100,000	109,731
5.00%, 03/15/2021	150,000	158,579
		828,466

	Principal	Fair
	Amount	Value
North Carolina - 1.39%
North Carolina Eastern Municipal Power Agency, 5.25%, 01/01/2020	$50,000	$52,356
State of North Carolina Capital Improvement, 5.00%, 05/01/2021	125,000	136,635
		188,991
Ohio - 2.94%
State of Ohio General Obligation, 5.00%, 08/01/2017	350,000	398,328

Oklahoma - 1.63%
Oklahoma Water Resources Board, 5.00%, 04/01/2022	200,000	220,382

Oregon - 2.92%
State of Oregon Department of Administrative Services, 5.00%, 04/01/2019	350,000	396,263

Texas - 7.28%
City of Houston Public Improvement, 5.00%, 03/01/2018	200,000	224,384
City of Houston Texas Combined Utility System, 5.25%, 05/15/2017	100,000	114,270
City of San Antonio Electric & Gas, 5.00%, 02/01/2021	150,000	160,731
Texas Public Finance Authority, 5.00%, 07/01/2019	200,000	214,484
Texas Transportation Commission State Highway, 5.00%, 04/01/2018	100,000	110,703
University of Texas System Board of Regents 5.00%, 08/15/2022	150,000	162,056
		986,628
Utah - 1.15%
Intermountain Power Agency of Utah, 5.25%, 07/01/2020	150,000	155,487

Washington - 2.53%
Energy Northwest,
5.00%, 07/01/2016	125,000	142,693
5.50%, 07/01/2017	185,000	201,076
		343,769
Wisconsin - 1.65%
State of Wisconsin Transportation, 5.00%, 07/01/2019	200,000	223,698
TOTAL MUNICIPAL BONDS (Cost $7,950,575)		7,969,584

	Shares	Value
EXCHANGE-TRADED FUNDS - 40.46%
iShares S&P National Municipal Bond Fund	27,719	2,743,349
SPDR Barclays Capital Municipal Bond ETF	127,343	2,742,077
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,587,749)		5,485,426
Total Investments (Cost $13,538,324) - 99.24%		13,455,010
Other Assets in Excess of Liabilities - 0.76%		102,662
TOTAL NET ASSETS - 100.00%		$13,557,672

Footnotes

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows*:

	Cost of investments	$13,542,476
	Gross unrealized appreciation	113,207
	Gross unrealized depreciation	(200,673)
	Net unrealized depreciation	$(87,466)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.

The Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the
Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value under certain circumstances. The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

A variety of factors may be considered in determining the fair value of securities, which may include consideration of the following:
yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2011 (Unaudited):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$7,969,584	$—	$7,969,584
Exchange-Traded Funds	5,485,426	—	—	5,485,426
Total Investments in Securities	$5,485,426	$7,969,584	$—	$13,455,010

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    3/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    3/21/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    3/21/2011

* Print the name and title of each signing officer under his or her signature.